CONSOLIDATED STATEMENTS OF CASH FLOWS (Paranthetical) - shares	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance of ordinary shares for business combination, shares	196,368	30,207
Issuance of ordinary shares for service compensation, shares	15,000